Commitments and Contingencies (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Commitments and Contingencies [Abstract]
Remaining contractual commitment	RM 13,313,961	$ 2,978,848	RM 1,338,535
Contractual commitment, maturity period			5 years